Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 23,801	$ 18,256	$ 956
Adjustments to reconcile net income to net cash from operating activities:
Provision for credit losses on loans and unfunded commitments	360	1,027	2,340
Depreciation expense	2,241	1,650	2,106
Net amortization of investment securities, premiums, and discounts	389	789	1,008
Change in fair value of mortgage servicing rights	0	68	1,200
Investment securities (gains) losses, net	(117)	4	11,547
(Gains) losses on sales and dispositions of premises and equipment	(63)	199	(133)
Losses (gains) on sales and dispositions of other real estate & repossessed assets	197	(747)	(298)
Gain on cancellation of debt	(14)	0	0
Proceeds from the sale of mortgage servicing rights	0	1,670	0
(Release of) provision for other real estate owned	(41)	(127)	4,729
Share-based compensation expense	392	184	42
Increase in cash surrender value - life insurance	(1,532)	(1,288)	(57)
Decrease (increase) in other assets	1,107	1,303	(5,602)
Decrease in operating lease liabilities	(347)	(258)	(320)
Increase (decrease) in other liabilities	1,162	(1,021)	3,423
Origination of mortgage loans held for sale	(11,447)	(44,134)	(106,978)
Proceeds from the sale of mortgage loans held for sale	11,279	48,914	106,206
Gain on sale of mortgage loans, net	(448)	(896)	(2,560)
Net cash provided by operating activities	26,919	25,593	17,609
Cash flows from investing activities:
Purchase of certificates of deposit in other banks	(1,000)	(1,000)	0
Proceeds from maturities of certificates of deposit in other banks	1,000	0	2,219
Purchase of bank-owned life insurance	0	(35,000)	0
Net (increase) decrease in loans	(21,828)	66,631	(18,267)
Purchase of available-for-sale debt securities	(20,627)	(57,248)	(29,512)
Proceeds from maturities of available-for-sale debt securities	28,970	10,533	23,780
Proceeds from calls of available-for-sale debt securities	10,011	12,276	615
Proceeds from sales of available-for-sale debt securities	0	0	74,506
Purchases of FHLB stock	(99,606)	(931)	(14,672)
Proceeds from sales of FHLB stock	98,771	2,078	14,757
Purchases of premises and equipment	(4,078)	(3,004)	(2,097)
Proceeds from sales of premises and equipment	114	425	172
Proceeds from sales of other real estate and repossessed assets	1,417	6,494	2,691
Net cash provided by (used in) investing activities	(6,856)	1,254	54,192
Cash flows from financing activities:
Net increase (decrease) in demand deposits	38,546	(17,219)	(51,202)
Net decrease in interest-bearing transaction accounts	(19,270)	(113)	(77,150)
Net increase (decrease) in time deposits	1,691	(20,330)	67,117
Net decrease in federal funds purchased and securities sold under agreements to repurchase	0	0	(5,187)
Repayment of FHLB advances and other borrowings	(40,000)	(36,000)	(16,000)
Proceeds from FHLB advances	575	10,000	30,000
Net increase (decrease) in short term FHLB borrowings	60,000	525	(5,000)
Purchase of treasury stock	(2,861)	(1,119)	0
Cash dividends paid - common stock	(5,426)	(5,047)	(4,649)
Net cash provided by (used in) financing activities	33,255	(69,303)	(62,071)
Net increase (decrease) in cash and cash equivalents	53,318	(42,456)	9,730
Cash and due from banks at beginning of year	50,994	93,450	83,720
Cash and due from banks at end of year	104,312	50,994	93,450
Cash paid during the year for:
Interest	31,907	36,888	32,059
Income taxes	3,206	2,596	1,925
Noncash investing and financing activities:
Other real estate and repossessed assets acquired in settlement of loans	0	3,631	71
Right of use assets obtained in exchange for new operating lease liabilities	1,351	723	0
Right of use assets obtained in exchange for new finance lease liabilities	1,205	0	0
Dividends declared not paid - common stock	1,382	1,328	1,197
Stock dividends	$ 0	$ 0	$ 6,005